SEGMENT AND GEOGRAPHIC INFORMATION - Sales by geographical area (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of geographical areas [line items]
Sales	$ 35,536	$ 25,820
Americas
Disclosure of geographical areas [line items]
Sales	11,655	10,023
United States
Disclosure of geographical areas [line items]
Sales	3,342	5,466
Brazil
Disclosure of geographical areas [line items]
Sales	3,971	1,824
Canada
Disclosure of geographical areas [line items]
Sales	1,844	1,207
Mexico
Disclosure of geographical areas [line items]
Sales	1,151	778
Argentina
Disclosure of geographical areas [line items]
Sales	598	260
Others Americas
Disclosure of geographical areas [line items]
Sales	749	488
Total Europe
Disclosure of geographical areas [line items]
Sales	19,729	12,577
Germany
Disclosure of geographical areas [line items]
Sales	3,019	2,008
France
Disclosure of geographical areas [line items]
Sales	2,489	1,447
Poland
Disclosure of geographical areas [line items]
Sales	2,328	1,550
Spain
Disclosure of geographical areas [line items]
Sales	2,041	1,343
Italy
Disclosure of geographical areas [line items]
Sales	2,667	1,495
Turkey
Disclosure of geographical areas [line items]
Sales	669	542
Czech Republic
Disclosure of geographical areas [line items]
Sales	598	371
United Kingdom
Disclosure of geographical areas [line items]
Sales	728	460
Belgium
Disclosure of geographical areas [line items]
Sales	877	693
Russia
Disclosure of geographical areas [line items]
Sales	863	377
Netherlands
Disclosure of geographical areas [line items]
Sales	628	447
Romania
Disclosure of geographical areas [line items]
Sales	228	154
Ukraine
Disclosure of geographical areas [line items]
Sales	394	191
Others Europe
Disclosure of geographical areas [line items]
Sales	2,200	1,499
Total Asia & Africa
Disclosure of geographical areas [line items]
Sales	4,152	3,220
South Africa
Disclosure of geographical areas [line items]
Sales	1,202	651
Morocco
Disclosure of geographical areas [line items]
Sales	325	194
Egypt
Disclosure of geographical areas [line items]
Sales	26	80
Rest of Africa
Disclosure of geographical areas [line items]
Sales	456	340
China
Disclosure of geographical areas [line items]
Sales	397	763
Kazakhstan
Disclosure of geographical areas [line items]
Sales	370	195
South Korea
Disclosure of geographical areas [line items]
Sales	264	148
India
Disclosure of geographical areas [line items]
Sales	91	53
Rest of Asia
Disclosure of geographical areas [line items]
Sales	$ 1,021	$ 796